Document and Entity Information	Total
Prospectus [Line Items]
Document Type	497
Document Period End Date	May 01, 2021
Entity Registrant Name	World Funds Trust
Entity Central Index Key	0001396092
Entity Inv Company Type	N-1A
Amendment Flag	false
Document Creation Date	May 10, 2021
Document Effective Date	May 10, 2021
Prospectus Date	May 01, 2021
Philotimo Focused Growth and Income Fund | Philotimo Focused Growth and Income Fund
Prospectus [Line Items]
Trading Symbol	PHLOX